5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Trade receivables, net	R$ 384	R$ 618	R$ 535
Other receivables	302	267	119
Assets held for sale	24,443	22,775	20,153
Total current assets	36,304	33,016	31,486
Deferred income tax and social contribution	207	125	174
Investments in associates	203	156	311
Total noncurrent assets	16,545	14,691	13,565
Total assets	52,849	47,707	45,051
Provision for losses on investments in associates	267	195	36
Total noncurrent liabilities	6,125	5,674	5,052
Total shareholders' equity	11,083	10,188	9,765
Non controlling interest	2,856	2,853	2,652
Total shareholders' equity	13,939	13,041	12,417	R$ 13,274
Total liabilities and shareholders' equity	R$ 52,849	47,707	45,051
Originally reported
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Trade receivables, net		632	543
Other receivables		271	126
Assets held for sale		22,961	20,303
Total current assets		33,220	31,651
Deferred income tax and social contribution		121	170
Investments in associates		177	316
Total noncurrent assets		14,708	13,566
Total assets		47,928	45,217
Provision for losses on investments in associates		165	22
Total noncurrent liabilities		5,644	5,038
Total shareholders' equity		10,333	9,860
Non controlling interest		2,959	2,737
Total shareholders' equity		13,292	12,597
Total liabilities and shareholders' equity		47,928	45,217
Effects IFRS9
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Trade receivables, net		(14)	(8)
Other receivables		(4)	(7)
Assets held for sale		(178)	(148)
Total current assets		(196)	(163)
Deferred income tax and social contribution		4	4
Investments in associates		0	0
Total noncurrent assets		4	4
Total assets		(192)	(159)
Provision for losses on investments in associates		0	0
Total noncurrent liabilities		0	0
Total shareholders' equity		(90)	(75)
Non controlling interest		(101)	(84)
Total shareholders' equity		(191)	(159)
Total liabilities and shareholders' equity		(191)	(159)
Equity effects
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Trade receivables, net		0	0
Other receivables		0	0
Assets held for sale		(8)	(2)
Total current assets		(8)	(2)
Deferred income tax and social contribution		0	0
Investments in associates		(21)	(5)
Total noncurrent assets		(21)	(5)
Total assets		(29)	(7)
Provision for losses on investments in associates		30	14
Total noncurrent liabilities		30	14
Total shareholders' equity		(55)	(20)
Non controlling interest		(5)	(1)
Total shareholders' equity		(60)	(21)
Total liabilities and shareholders' equity		R$ (30)	R$ (7)